Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial assets at fair value through other comprehensive income [member]	Accumulated other comprehensive income [member] Equity securities at fair value through other comprehensive income [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period at Oct. 31, 2024		$ 204	$ 70,826		$ (2,924)	$ (22)	$ 12,893	$ (208)	$ 35		$ 25,373	$ (17)			$ 10,888	$ (18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		3									69
Shares issued as a result of dividend reinvestment plan											130
Issue of shares and other equity instruments															750
Purchase of shares for cancellation and other											(436)
Purchase of shares												(6,384)				(1,387)
Purchase of shares and other equity instruments															(500)
Sale of shares												6,375				1,377
Net premium (discount) on sale of treasury instruments		(11)
Other		3
Net income attributable to equity instrument holders			13,922
Preferred dividends and distributions on other equity instruments										$ (3,651)				$ (286)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,135)
Share and other equity instrument issue expenses			(2)
Remeasurement gain/(loss) on employee benefit plans	$ (11)		(11)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(23)
Other comprehensive income (loss)	(144)							(145)
Allowance for credit losses	1							1
Other comprehensive income (loss)									24
Reclassification of loss/(gain) to retained earnings									23
Other comprehensive income (loss)	21					21
Other comprehensive income (loss)	(512)						(512)
Other comprehensive income (loss)	1,846				1,846
Share of accumulated other comprehensive income (loss) from investment in Schwab	1,870
Balance at end of period at Apr. 30, 2025	126,091	199	78,640	$ 11,032	(1,078)	(1)	12,381	(352)	82		25,136	(26)	$ 11,138		11,138	(28)
Balance at beginning of period at Jan. 31, 2025		189	71,718		(2,719)	(29)	15,529	(99)	46		25,528	(38)			11,138	(51)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		3									44
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0
Purchase of shares for cancellation and other											(436)
Purchase of shares												(2,880)				(267)
Purchase of shares and other equity instruments															0
Sale of shares												2,892				290
Net premium (discount) on sale of treasury instruments		1
Other		6
Net income attributable to equity instrument holders			11,129
Preferred dividends and distributions on other equity instruments										(1,815)				(200)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,135)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(29)		(29)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(28)
Other comprehensive income (loss)	(253)							(255)
Allowance for credit losses	2							2
Other comprehensive income (loss)									8
Reclassification of loss/(gain) to retained earnings									28
Other comprehensive income (loss)	28					28
Other comprehensive income (loss)	(3,148)						(3,148)
Other comprehensive income (loss)	1,641				1,641
Share of accumulated other comprehensive income (loss) from investment in Schwab	2,208
Balance at end of period at Apr. 30, 2025	126,091	199	78,640	11,032	(1,078)	(1)	12,381	(352)	82		25,136	(26)	11,138		11,138	(28)
Balance at beginning of period at Oct. 31, 2025	127,827	285	78,320		(769)	(28)	13,242	283	146		24,727	0			11,625	(4)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		40									150
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0
Purchase of shares for cancellation and other											(568)
Purchase of shares												(6,213)				(515)
Purchase of shares and other equity instruments															0
Sale of shares												6,153				505
Net premium (discount) on sale of treasury instruments		21
Other		15
Net income attributable to equity instrument holders			8,294
Preferred dividends and distributions on other equity instruments										(3,597)				(303)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(4,483)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	28		28
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			36
Other comprehensive income (loss)	55							54
Allowance for credit losses	1							1
Other comprehensive income (loss)									60
Reclassification of loss/(gain) to retained earnings									(35)
Other comprehensive income (loss)	(3)					(3)
Other comprehensive income (loss)	(1,899)						(1,899)
Other comprehensive income (loss)	(1,250)				(1,250)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0
Balance at end of period at Apr. 30, 2026	124,318	361	78,295	9,802	(2,019)	(31)	11,343	338	171		24,309	(60)	11,625		11,625	(14)
Balance at beginning of period at Jan. 31, 2026		315	78,253		(1,215)	(41)	11,430	527	167		24,551	(5)			11,625	(11)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		27									42
Shares issued as a result of dividend reinvestment plan											0
Issue of shares and other equity instruments															0
Purchase of shares for cancellation and other											(284)
Purchase of shares												(2,899)				(353)
Purchase of shares and other equity instruments															0
Sale of shares												2,844				350
Net premium (discount) on sale of treasury instruments		15
Other		4
Net income attributable to equity instrument holders			4,251
Preferred dividends and distributions on other equity instruments										$ (1,786)				$ (202)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(2,321)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	78		78
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			22
Other comprehensive income (loss)	(189)							(189)
Allowance for credit losses	0							0
Other comprehensive income (loss)									25
Reclassification of loss/(gain) to retained earnings									(21)
Other comprehensive income (loss)	10					10
Other comprehensive income (loss)	(87)						(87)
Other comprehensive income (loss)	(804)				(804)
Share of accumulated other comprehensive income (loss) from investment in Schwab	0
Balance at end of period at Apr. 30, 2026	$ 124,318	$ 361	$ 78,295	$ 9,802	$ (2,019)	$ (31)	$ 11,343	$ 338	$ 171		$ 24,309	$ (60)	$ 11,625		$ 11,625	$ (14)